Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Leases balances
Right-of-use asset	€ 3,462,255		€ 3,671,241
Lease Agreements
Lease Transactions
Depreciation	18,754	€ 19,511
Interest expense	1,697	2,059
Lease expense	70	293
Leases balances
Right-of-use asset	116,227		131,243
Lease liability	119,076		133,575
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	4,943	6,150
Interest expense	237	1,004
Lease expense	70	293
Leases balances
Right-of-use asset	24,646		29,214
Lease liability	27,090		29,017
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	13,811	13,361
Interest expense	1,460	€ 1,055
Leases balances
Right-of-use asset	91,581		102,029
Lease liability	€ 91,986		€ 104,558